Average Annual Total Returns{- Fidelity Freedom® 2030 Fund} - 03.31 Fidelity Freedom Funds Retail Combo PRO-15 - Fidelity Freedom® 2030 Fund	Fidelity Freedom 2030 Fund - Retail Class Return Before Taxes Past 1 year	Fidelity Freedom 2030 Fund - Retail Class Return Before Taxes Past 5 years	Fidelity Freedom 2030 Fund - Retail Class Return Before Taxes Past 10 years	Fidelity Freedom 2030 Fund - Retail Class After Taxes on Distributions Past 1 year	Fidelity Freedom 2030 Fund - Retail Class After Taxes on Distributions Past 5 years	Fidelity Freedom 2030 Fund - Retail Class After Taxes on Distributions Past 10 years	Fidelity Freedom 2030 Fund - Retail Class After Taxes on Distributions and Sales Past 1 year	Fidelity Freedom 2030 Fund - Retail Class After Taxes on Distributions and Sales Past 5 years	Fidelity Freedom 2030 Fund - Retail Class After Taxes on Distributions and Sales Past 10 years	SP001 Past 1 year	SP001 Past 5 years	SP001 Past 10 years	F0203 Past 1 year	F0203 Past 5 years	F0203 Past 10 years
Total	15.59%	11.14%	8.79%	13.63%	9.49%	7.31%	10.13%	8.45%	6.66%	18.40%	15.22%	13.88%	14.37%	11.28%	9.58%